Warrants (Details) - Schedule of Warrant Activities - Previously Reported [Member] - Marpai Warrants - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Number of Warrants to Purchase Common Shares, Beginning (in Shares)	412,218	412,218
Weighted Average Exercise Price, Beginning	$ 23.68	$ 23.68
Number of Warrants to Purchase Common Shares, Granted (in Shares)	232,500
Exercise Price Range Per Share, Granted
Weighted Average Exercise Price, Granted	$ 3.49
Number of Warrants to Purchase Common Shares, Forfeited (in Shares)
Number of Warrants to Purchase Common Shares, Exercised (in Shares)
Number of Warrants to Purchase Common Shares, Ending (in Shares)	644,718	412,218
Weighted Average Exercise Price, Ending	$ 16.4	$ 23.68
Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price Range Per Share, Beginning	5.72	5.72
Exercise Price Range Per Share, Granted	2.5
Exercise Price Range Per Share, Ending	2.5	5.72
Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price Range Per Share, Beginning	31.6	31.6
Exercise Price Range Per Share, Granted	5
Exercise Price Range Per Share, Ending	$ 31.6	$ 31.6